Restricted Net Asset Parent Only Financial Information	12 Months Ended
Dec. 31, 2017
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Financial Information of Parent Company Only Disclosure [Text Block]
(29)	Restricted Net Asset Parent Only Financial Information

Relevant PRC laws and regulations permit PRC companies to pay dividends only out of their retained earnings. if any, as determined in accordance with PRC accounting standards and regulations. In addition, PRC companies can only distribute dividends upon approval of the shareholders after they have met the PRC requirements for appropriation to statutory reserves. Relevant rules require annual appropriations of 10% of net after-tax income to be set aside prior to payment of any dividends. As a result of these and other restrictions under PRC laws and regulations, the PRC subsidiaries are restricted in their ability to transfer a portion of their net assets to the Company either in the form of dividends, loans or advances, which restricted portion was greater than 25% threshold of the Group’s total consolidated net deficits as of December 31, 2017. Even though the Company currently does not require any such dividends, loans or advances from the PRC subsidiaries for working capital and other funding purposes, the Company may in the future require additional cash resources from the PRC subsidiaries due to changes in business conditions, to fund future acquisitions and developments, or merely declare and pay dividends to or distributions to the Company’s shareholders.

The separate condensed financial statements of Yingli Green Energy Holding Company Limited as presented below have been prepared in accordance with Securities and Exchange Commission Regulation S-X Rule 5-04 and Rule 12-04 and present the Company’s investments in its subsidiaries under the equity method of accounting as prescribed in ASC 323. Such investment is presented on the separate condensed balance sheets of the Company as “Investments in subsidiaries.” The condensed financial information of Yingli Green Energy Holding Company Limited has been presented for the period from January 1, 2015 to December 31, 2017.

The subsidiaries did not pay dividend to the Company for the period presented.

Except as disclosed in the consolidated financial statements as presented above, the Company did not have any significant contingency, commitment, long term obligation, or guarantee as of December 31, 2017.

Condensed Balance Sheets
(Amounts in thousands)

	December 31, 2016	December 31, 2017
	RMB	RMB	US$
ASSETS

Current assets:
Cash	453	1,184	182
Amounts due from related parties	2,775,520	2,639,708	405,716
Prepaid expenses and other current assets	178,438	171,362	26,338
Total current assets	2,954,411	2,812,254	432,236
Investments and loans to subsidiaries	—	—	—
Total assets	2,954,411	2,812,254	432,236

LIABILITIES AND SHAREHOLDERS’ EQUITY

Current liabilities:
Amounts due to related parties	3,214,114	3,066,825	471,362
Other current liabilities and accrued expenses	32,596	43,625	6,705
Total current liabilities	3,246,710	3,110,450	478,067
Non-current liabilities:
Deficit subsidiaries	8,056,078	11,184,517	1,719,029
Total liabilities	11,302,788	14,294,967	2,197,096

Shareholders’ deficit
Ordinary shares —
Par value: US$0.01
Authorized shares: 1,000,000,000
Issued shares: 187,490,478 and 187,490,478 as of December 31, 2016 and 2017, respectively
Outstanding shares: 181,763,770 and 181,763,770 as of December 31, 2016 and 2017, respectively	13,791	13,791	2,120
Additional paid-in capital	7,248,240	7,257,689	1,115,486

Treasury stock: 5,726,708 and 5,726,708 as of December 31, 2016 and 2017, respectively, at cost	(127,331)	(127,331)	(19,570)
Accumulated other comprehensive income	(54,651)	119,592	18,381
Accumulated deficit	(15,428,426)	(18,746,454)	(2,881,277)
Total shareholders’ deficit	(8,348,377)	(11,482,713)	(1,764,860)

Commitments and contingencies	—	—	—

Total liabilities and shareholders’ equity/deficit	2,954,411	2,812,254	432,236

Condensed Statements of Comprehensive Loss
(Amounts in thousands)
	Year Ended December 31,
	2015	2016	2017
	RMB	RMB	RMB	US$
Selling expenses	76,890	29,261	2,277	350
General and administrative expenses	54,101	13,087	26,405	4,058
Research and development expenses	1,295	—	—	—
Total operating expenses	132,286	42,348	28,682	4,408
Interest expense	(2,810)	(47)	(126)	(19)
Foreign currency exchange gain (losses)	12,895	4,792	(19,397)	(2,981)
Other income	406	421	426	65
Loss before income taxes	(121,795)	(37,182)	(47,779)	(7,343)
Equity in losses of subsidiaries	(5,478,731)	(2,060,472)	(3,270,249)	(502,628)
Income tax expense	—	—	—	—
Net loss	(5,600,526)	(2,097,654)	(3,318,028)	(509,971)
Foreign currency exchange translation adjustment, net of nil tax	(131,336)	(234,675)	174,243	26,780
Cash flow hedging derivatives, net of nil tax	(749)	—	—	—
Comprehensive loss	(5,732,611)	(2,332,329)	(3,143,785)	(483,191)

Condensed Statements of Cash Flows
(Amounts in thousands)

	Year Ended December 31,
	2015	2016	2017
	RMB	RMB	RMB	US$
Operating activities:
Net cash used in operating activities	(32,709)	(32,459)	(668)	(103)

Investing activities:
Repayment of amounts due from subsidiaries, net	253,063	31,767	1,399	215
Net cash provided by investing activities	253,063	31,767	1,399	215
Cash flows from financing activities
Repayment of short-term borrowings	(221,109)	—	—	—
Proceeds from issuance of ordinary shares	—	—	—	—
Net cash used in financing activities	(221,109)	—	—	—
Net decrease in cash	(755)	(692)	731	112
Cash at beginning of year	1,900	1,145	453	70
Cash at end of year	1,145	453	1,184	182

Non-cash investing and financing transactions:	—	—	—	—